SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation and presentation	Basis of preparation and presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation	Principles of consolidation All significant intercompany transactions and balances and unrealised gains or losses from intercompany transactions within the Group are eliminated upon consolidation.
Operating segments

Operating segments

ASC 280, Segment Reporting, establishes standards to report in consolidated financial statements information about operating segments, products, services, geographic areas, and major customers.

The Chief Operating Decision Maker monitors each segment’s performance for the purpose of making decisions on resource allocation and performance assessment. Based on the criteria established by ASC 280, the Group has three operating segments which are reportable segments, namely Automobiles, E-scooters and Spare Parts & Aftermarket services.

Use of estimates

b)Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, the valuation of derivatives; depreciable lives of property, plant and equipment and intangible assets; assessment for impairment of long-lived assets and goodwill, product warranty, lease terms, shortfall volume provision, residual value guarantee and standalone selling price of each distinct performance obligation in revenue recognition. Actual results could differ from these estimates.

Asset acquisitions

c)Asset acquisitions

Where an asset is acquired, via corporate acquisitions or otherwise, management considers the substance of the assets and activities of the acquired entity in determining whether the acquisition represents the acquisition of a business.

Where such acquisitions are not judged to be an acquisition of a business, they are not treated as business combinations. Rather, the cost to acquire the corporate entity is allocated between the identifiable assets and liabilities of the entity based on their relative fair values at the acquisition date. Accordingly, no goodwill is recognized. Otherwise, the acquisitions are accounted for as business combinations.

Regarding to the transaction with Black Spade pursuant to the Business Combination Agreement as disclosed in Note 1(b), the merger of Black Spade with a wholly owned subsidiary of VinFast is not within the scope of ASC 805 Business Combinations, considering that Black Spade does not meet the definition of a business in accordance with ASC 805. At the closing of transaction, VinFast issued ordinary shares for the identifiable net assets of Black Spade (a blank check company), which will be executed in the form of an exchange of Black Spade Ordinary Shares held by Black Spade Shareholders for VinFast ordinary shares, thereby the Transactions was accounted for as a recapitalization in accordance with U.S. GAAP. Under a recapitalization, no goodwill or other intangible assets was recorded.

Upon Closing, Black Spade was the surviving company and renamed as SpecCo Ltd., i.e., surviving the Business Combination as a wholly owned subsidiary of VinFast. VinFast was determined to be the accounting acquirer as VinFast obtained control over Black Spade after the Transactions. The Sponsor was only entitled to designate one representative to attend meetings of VinFast’s Board in a non-voting observer capacity. Since it is a non-voting position, it does not affect VinFast’s ability to exercise control over Black Spade, and Black Spade is the accounting acquiree. Black Spade’s identifiable net assets were consolidated into VinFast at fair value. Any difference between the fair value of VinFast ordinary shares issued and the fair value of Black Spade’s identifiable net assets, if any, was recorded as additional paid-in capital.

Business combinations

d)Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the net assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of the fair value of considerations transferred, the fair value of the non-controlling interests (if any) and previously held equity interest (if any) over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Disposal of subsidiaries to under common control entities

e)Disposal of subsidiaries to under common control entities

The Group derecognizes the net assets transferred at carrying amount and generally recognizes no gains or losses. A difference between any proceeds received and the carrying amounts of the net assets transferred is recognized in equity in the consolidated financial statements.

Investment

f)Investment

Short-term investments consist of short-term deposits, which are time deposits placed with banks and have original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss for the years presented.

Cash and cash equivalents

g)Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, cash in banks, cash in transit and short-term, highly liquid investments, which are unrestricted as to withdrawal and use, with an original maturity of not more than three months that are readily convertible into known amount of cash and that are subject to an insignificant risk of change in value.

Inventories

h)Inventories

Inventories are stated at the lower of cost incurred in bringing each product to its present location and condition, and net realizable value.

Net realizable value (“NRV”) is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The perpetual method is used to record inventories, which are valued as follows:

Raw materials, goods in transit, tools and merchandises	—	cost of purchase on a weighted average basis.

Finished goods and work in process	—	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Reserve for obsolete inventories

Raw materials, work in process, finished goods, and other inventories owned by the Group are reviewed to determine if inventory quantities are in excess of forecasted usage or if they have become obsolete based on appropriate evidence available at the date of the consolidated balance sheet.

Property, plant and equipment

i)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

The cost of property, plant and equipment comprises their purchase prices and any directly attributable costs of bringing the property, plant and equipment to working condition for its intended use.

Depreciation of property, plant and equipment are calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and structures (*)	3 – 49 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	9 – 10 years
Leased-out escooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Freehold land is not depreciated.

Property, plant and equipment are derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss from disposal (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of operations when the asset is derecognized. The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Construction in progress is included within property, plant and equipment and is not amortized until the related asset is ready for its intended use.

The useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the depreciation period or method, as appropriate, and are treated as changes in accounting estimate.

Assets classified as held for sale

j)Assets classified as held for sale

The Group classifies long-lived assets and disposal groups as held for sale if their carrying amounts will be recovered principally through disposal by sale rather than through continuing use. Such long-lived assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the sale, excluding the finance costs and income tax expenses.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated balance sheets.

If at any time the criteria for held for sale classification are no longer met, a long-lived asset classified as held for sale should be considered to reclassify as held and used at the lower of its carrying amount before the asset was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

Intangible assets

k)Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Licenses

Amortization of intangible assets is calculated on a straight-line basis over the estimated useful life of each asset as follows:

License	3 years 2 months – 3 years 4 months
Software	3 – 8 years
Others	3 – 15 years

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimate. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of operations in the expense category that is consistent with the function of the intangible assets.

Software purchased from external suppliers for purpose of internal use which is in progress of development as of balance sheet date is included in intangible assets and not amortized until it is ready for intended use.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of operations.

Goodwill

l)Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group early adopted ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) from January 1, 2019, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test from January 1, 2020.

The Group has identified two reporting units as disclosed in Note 10. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20.

For the year ended December 31, 2023, 2022 and 2021, the Group elected to perform a quantitative assessment. The Group estimated the fair value of the reporting units based on an income approach which involved significant management judgment, estimates and assumptions such as the discount rate, sale price, sale volume, production costs and other operating expenditures, terminal growth rate. As a result of updating the estimates and assumptions after taking into account of actual performance, the fair value of the reporting units was less their carrying value and therefore, goodwill was fully impaired and recorded in the year ended December 31, 2023 (Note 10).

Impairment of long-lived assets

m)Impairment of long-lived assets

The Group evaluates its long-lived assets, including fixed assets, intangible assets with finite lives and right-of-use assets, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value.

Borrowing costs

n)Borrowing costs

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets had not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use.

Warranty provisions

o)Warranty provisions

The Group provides a standard manufacturer’s warranty on all new vehicles at the time of vehicle sale. The Group accrues a warranty reserve for the vehicles sold, which includes the best estimate of projected costs to repair or replace items under warranties including recalls when identified. These estimates are primarily based on the estimation of the nature, frequency and average costs of claims or peer benchmarking with other automakers. The estimate of warranty-related costs is revised at each reporting date. Warranty cost is recorded as a component of cost of sale in the consolidated statement of operations. The Group re-evaluates the adequacy of the warranty accrual on a regular basis.

Management records and adjusts warranty reserves based on changes in estimated costs and actual warranty costs.

As the Group only commenced volume production of VinFast cars in June 2019, management’s experience with warranty claims regarding vehicles or with estimating warranty reserves is limited. The Group could, in the future, become subject to significant and unexpected warranty claims, resulting in significant expenses, which would in turn materially and adversely affect its financial condition, results of operations, and prospects.

As of December 31, 2023 and 2022, the portion of the warranty reserve expected to be incurred within the next 12 months is included in other current liabilities, while the remaining balance is included in other non-current liabilities on the consolidated balance sheets.

Convertible Debenture

p)Convertible Debenture

The Group has elected the fair value option to account for the Convertible Debenture that was issued in December 2023 due to the certain embedded features that is required to be birfurcated, discussed further in Note 12 - Convertible Debenture. The Group recorded the Convertible Debenture at the fair value upon issuance, with the change in the fair value being recorded in net gain/loss on financial instruments at fair value through profit or loss on the consolidated statements of operations. Interest expense related to the Convertible Debenture is included in the changes in fair value.

Leases

q)Leases

The Group assesses at contract inception whether a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term corresponds to the non-cancellable period of each contract.

The Group as a lessee

Leases are classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset’s estimated remaining economic life, d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date or e) the leased asset is of such a specialized nature that it is expected to have no alternative use.

Finance lease assets are presented separately on the consolidated balance sheet as finance lease right-of-use assets, and finance lease liabilities are included in accrued expenses and other payables, current and non-current.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheet. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Group utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

The Group has lease agreements with lease and non-lease components, which are generally accounted for separately. In addition, leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Group recognizes lease expense for these leases on a straight-line basis over the lease term. Certain lease agreements contain rent holidays and escalating rent are considered when determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.

The Group as a lessor

At the commencement date, the lease payments consist of the fixed payments less any lease incentives paid or payable to the lessee relating to the use of the underlying asset during the lease term. Lease payments do not include variable lease payments that do not depend on an index or a rate.

Leases are classified at the lease commencement date as either a sales-type lease or an operating lease. The lessor shall classify a lease as a sales-type lease when the lease meets any of the following criteria: a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, c) the lease term is for the major part of the remaining economic life of the underlying asset, d) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Notwithstanding the above criteria, leases are classified as operating leases if they have variable lease payments that do not depend on an index or rate and if classifying the lease as a sales-type lease or a direct financing lease would result in the recognition of a selling loss.

For a sales-type lease, at the lease commencement, net investment in the lease is recognized by the sum of the lease receivable and the unguaranteed residual asset. Lease receivable is the present value of the sum of lease payments and the guaranteed residual asset. The Group recognises all revenue and costs associated with the sales-type lease as revenue from leasing activities and cost of leasing activities upon delivery of the underlying asset to the customer. Interest income based on the implicit rate in the lease is recorded to finance income over time as customers are invoiced on a monthly basis.

All other leases are accounted for as operating leases wherein the Group recognizes, at the commencement date, the lease payments as income in profit or loss over the lease term on a straight-line basis and the Group recognizes variable lease payments as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payment are based occur.

Battery leases (Note 2(r))

The Group has battery leases accounted for as both operating leases and sales-type leases. The Group’s operating leases for batteries allow variable monthly subscription fees that depend on mileage usage. Both types of battery leases have an indefinite term and can be terminated at any time at the customer’s discretion. At the termination of contract, customers are required to return the batteries to the Group. The Group considers a number of factors, including the technical useful lives of the vehicles and batteries, useful lives of the vehicles, the customer’s termination right, amongst others, in determining the lease term.

Revenue recognition

r)Revenue recognition

Sales of vehicles (automobiles, e-scooters)

The Group identifies the individuals, entities, distributors and the commercial banking partner/leasing company who purchase the vehicles as the customers in the contracts for sales of automobiles and e-scooters produced by the Group. Contracts with customers may include lease and non-lease components, comprising various performance obligations.

Accordingly, the Group allocates its purchase consideration among lease (where applicable) and non-lease components, based on the relative estimated standalone selling price in accordance with ASC 606, Revenue recognition. The sale of vehicle can be bundled with the sale of battery or the lease of battery (Note 2(q)). In such cases, variable lease payments of the battery leases are also allocated to the lease components and non-lease components on the same basis.

The Group generally determines standalone selling prices based on observable price of the goods and services — i.e., actual selling prices charged to customers for vehicles are the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using appropriate data that reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation and the lease component (where applicable), and changes in judgements on these assumptions and estimates may impact the revenue recognition. The allocated purchase consideration for the sales of vehicles (including sales of battery where applicable) is recognized in revenue at the point in time when control of the vehicles is transferred to the customers.

From January 2022 onwards, the Group provides extended warranty (“service-type warranty”) in addition to the standard manufacturer’s warranty (“assurance-type warranty”) for general repairs of defects that existed at the time of sale, which are accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when control of the vehicle is transferred to the customer (Note 2(o)). The Group will recognize the revenue for service-type warranty over time based on a straight-line method initially and will continue to monitor the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available.

The consideration recognized represents the amount received, net of estimated sales incentives to customers that the Group reasonably expects to pay. Taxes assessed by various government entities, such as special consumption and value-added taxes, collected at the time of the vehicle sale are excluded from net sales and revenue.

Amounts billed to customers related to shipping and handling are classified as automotive sales revenue, and the Group has elected to recognize the cost for freight and shipping when control over vehicles, parts or accessories have transferred to the customer as an expense in cost of automotive sales revenue.

Bill-and-hold arrangement

The Group enters into bill-and-hold arrangement, whereby the Group sells vehicles to customers, and the vehicles at the customers’ direction are stored at the locations owned or leased by the Group for a period of time until it is transferred to the customer at a point in time in the future. Even though the vehicles remain in the Group’s possession, a sale is recognized at the point in time when the customer obtains control of the vehicles. Control in bill and hold transactions is transferred to the customer when customer’s acceptance specifications have been met, legal title has transferred, the customer has a present obligation to pay for the vehicle and the risk and rewards of ownership have transferred to the customer. In addition, all the following bill and hold criteria have been met in order for control to be transferred to the customer: the reason for the bill-and-hold arrangement must be substantive, the product must be identified separately as belonging to the customer, the product currently must be ready for physical transfer to the customer, and the Group does not have the ability to use the product or to direct it to another customer.

Vehicle Sales with Residual Value Guarantee (“RVG”)

Vietnam market

In April 2023, the Group launched a residual value guarantee (“RVG”) program in Vietnam of which the Group has the choice to repurchase VinFast electric vehicles from customers after five years of their use at certain predetermined prices. Alternatively, the Group may choose to compensate for the deficit i.e., differential between the amounts recovered by the customer when sold to other third parties and the pre-determined price. If customers choose to sell to third party prior to Vinfast’s refusal, they are not entitled to the RVG i.e., Vinfast is not obligated to pay the above-mentioned difference.

The Group accounts for the program in accordance with ASC 460, Guarantees and ASC 606, Revenue from Contracts with Customers. Accordingly, the Group first bifurcates the RVG at its fair value from the transaction price and accounts for it as a guarantee liability. The residual amount of transaction price is allocated among lease (where applicable) and non-lease components as presented above.

US and Canadian market

The Group provides RVG to its commercial banking partner/leasing company in connection with its vehicle leasing programs. Under these programs, the Group originates the lease with end customer and immediately transfer the lease and the underlying vehicle to commercial banking partner/leasing company and the Group is contractually obligated (or entitled) to bear the shortfall (or excess) between the resale value realized by the commercial banking partner/leasing company and a predetermined resale value. At the lease inception, the Group is required to deposit cash collateral equal to a contractual percentage of the residual value of the leased vehicles with the commercial banking partner/leasing company. The cash collateral is held in a restricted bank account owned by the commercial banking partner until it is used, as applicable, in settlement of the RVG at the end of the lease term. Cash collateral is recorded in other noncurrent assets, subject to asset impairment review at each reporting period.

The Group accounts for the vehicle leasing programs in accordance with ASC 842, Leases, ASC 460, Guarantees and ASC 606, Revenue from Contracts with Customers. Accordingly, the Group first bifurcates the RVG at its fair value from the transaction price and accounts for it as a guarantee liability. The residual amount of transaction price is allocated among performance obligations.

The guarantee liability represents the estimated amount the Group expects to pay. The Group incorporates information such as third-party residual value publications and risk of future price deterioration due to changes in market conditions in estimation of the estimated residual value guarantee liability. The total guarantee liability on vehicles sold under these programs was insignificant as of December 31, 2023.

Exchange of used automobiles

The Group receives used automobiles from certain customers in exchange for the new automobiles. The fair value of such non-cash consideration received from the customers is used as part of consideration and will be offset with the transaction price of new automobiles and measured when the Group obtains control of the used automobiles.

The Group estimates the fair value of the non-cash consideration by reference to its market price. If the fair value cannot be reasonably estimated, the non-cash consideration is measured indirectly by reference to the standalone selling price of the used automobiles sold by the Group.

Sale of merchandise (automobiles)

Proceeds from sales of trading automobiles are recognized in revenue upon transfer of control of the merchandise to the customer and the related merchandise carrying value in inventory is recognized in cost of sales.

Sales of spare parts and components

Proceeds from sales of spare parts and components to distributors and customers are recognized in revenue at the point in time when control of the goods is transferred to the distributor or the customer, usually upon the delivery of the spare parts and components.

Rendering of services

Revenue from rendering of services, which is mainly comprised of aftersales services and charging services, is recognized over time based on the level of work completion as the outcome of all contracts can be reasonably ascertained.

Contract balances under ASC 606

Trade receivables

A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due).

Contract liabilities

A contract liability is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Cost of sales

s)Cost of sales

Vehicles

Cost of vehicles sold includes direct parts, materials, processing fees, labor costs, manufacturing overhead (including depreciation of assets associated with the production), shipping and logistic costs, penalties imposed by suppliers in case of the shortfall purchases and reserves for estimated warranty expenses. Cost of vehicle sold also includes adjustments to warranty expense and charges to write-down the carrying value of the inventory when it exceeds its estimated net realizable value and to provide for on-hand inventory that is either obsolete or in excess of forecasted demand.

Other goods (merchandises, spare parts and components)

Cost of other goods sold generally includes cost of purchase of merchandise, spare-parts and other goods, including transportation costs.

Services

Cost of services and other revenue mainly includes labour cost and cost of depreciation of associated assets used for providing the services.

Research and development expenses

t)Research and development expenses

All costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses are primarily comprised of charges for R&D and consulting work performed by third parties; salaries, bonuses and benefits for those employees engaged in research, design and development activities; license expenses related to intellectual property of designing and developing cars; and allocated costs, including depreciation and amortization and other costs.

Selling and distribution costs

u)Selling and distribution costs

Selling and distribution costs consist primarily of marketing and advertising expenses, salaries and other expenses related to sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of the Company’s image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under Selling and distribution costs. For the year ended December 31, 2021, 2022 and 2023, advertising cost totalled VND614,805 million, VND1,839,069 million and VND1,266,417 million (USD53.1 million), respectively.

Taxes

v)Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted at the reporting date in the countries where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of operations. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounts for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statement of operations as income tax expense.

The Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded. The Group establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective tax jurisdictions. No significant provisions have been made in the consolidated financial statements for the year then ended December 31, 2023 and 2022 (Note 18).

Share-based payment

w)Share-based payment

The Company has several compensation plans that provide for the granting of share-based compensation to certain employees and directors. Share-based compensation plans are accounted for in accordance with ASC 718, Compensation — Stock Compensation and ASU 2018-07 — Compensation — Stock compensation (Topic 718) — Improvements to non-employee share-based payment accounting.

Employees’ share based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share options or restricted shares granted with only service conditions, using the straight-line vesting method, net of estimated forfeitures, over the vesting period; or c) for share options where the underlying share is liability within the scope of ASC 480, using the graded vesting method, net of estimated forfeitures, over the vesting period, and re-measuring the fair value of the award at each reporting period end until the award is settled.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

For equity-settled transactions, the cost is determined by the fair value at the date when the grant is determined with reference to the grant-date share price and, where applicable, using a Monte Carlo simulation model. Share-based compensation expense is recognized in selling, general and administration expense in the Consolidated statements of operations, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (“vesting period”). The cumulative expense is recognized for equity-settled transactions at each reporting date using the graded vesting method and reflected the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense in the Consolidated statements of operations for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there were also service and/or performance conditions.

Compensation cost related to the equity grant of the ultimate parent company awards to employees of the Company of the ultimate parent company’s shares are recognized in the Company’s consolidated financial statements with a corresponding credit to equity, representing the ultimate parent company’s deemed capital contribution.

Compensation for cash-settled transactions granted by Vietnam Investment Group Joint Stock Company (“VIG” — a shareholder) to employees and non-employees of the Company are recognized in the Company’s consolidated financial statements with a corresponding credit to equity, representing the shareholder’s deemed capital contribution. Such amount is remeasured at each reporting date up to and including the settlement date.

Government grant

x)Government grant

The Group’s subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consisted of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as factory development and renewal of production facilities. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group; receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as advances payable when received in case of the all the conditions are not met. For specific subsidies, upon government acceptance of the related project development or asset acquisition, the specific purpose subsidies are recognized to reduce related the cost of asset acquisition in case of all the attached contingent conditions are met. Other subsidies are recognized as other operating income upon receipt as further performance by the Group is not required.

Site Development Agreement

The Group’s subsidiaries have the Site Development Agreement with North Carolina Department of Commerce (“NC DOC”), pursuant to which, the Group’s subsidiaries are required to submit relevant documents to request for reimbursement of costs associated with the land levelling up to USD125 million. For the year ended December 31, 2023, the Group’s subdiaries received an amount of USD16.2 million in cash from this incentive. As of December 31, 2023, such amount of incentive was recorded in the account of other long-term liabilities due to the uncertainty of certain events and conditions for Recovery of Funds as specified in the Site Development Agreement.

Subsequently, the Group’s subsidiaries submitted the second Requisition to NC DOC for Appropriate Proceeds on January 18, 2024 for reimbursement of eligible expenses for the amount of USD 20.8 million. On January 26, 2024, the Group’s subsidiaries received the USD 20.8 million reimbursement from NC DOC for the eligible site restoration expenses.

Foreign currencies

y)Foreign currencies

The consolidated financial statements are presented in VND. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.

The assets and liabilities of foreign operations are translated into VND at the rate of exchange prevailing at the reporting date and their consolidated statement of operations are translated at monthly average functional exchange rates. The exchange differences arising on translation for consolidation are recognized in Other components of equity in the consolidated statement of shareholders’ equity.

Convenience Translation

Translations of balances in the consolidated balance sheet, consolidated statement of operations, consolidated statement of other comprehensive loss and consolidated statement of cash flows from VND into USD as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of USD1.00 = VND23,866, representing the central exchange rate quoted by the State Bank of Vietnam Operations Centre as of December 31, 2023. No representation is made that the VND amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2023, or at any other rate. The amounts shown in the consolidated financial statements have been rounded or truncated as deemed appropriate by the management. Accordingly, numerical figures shown as totals in certain tables might not be an arithmetic aggregation of the figures that precede them.

Fair value measurement

z)Fair value measurement

The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

—Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
—Level 2-Includes other inputs that are directly or indirectly observable in the marketplace.
—Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments include cash and cash equivalents, trade receivables, certain other receivables, short-term derivative asset, other investments, long-term derivative asset, amounts due from related parties, certain other non-current assets, accounts payable, accruals, short-term derivative liabilities, short-term loans, long-term borrowings, long-term derivative liabilities, amounts due to related parties, and certain other current liabilities. The carrying values of the financial instruments included in current assets and liabilities approximate their fair values due to their short-term maturities. The carrying amount of long-term borrowings approximates its fair value due to the fact that the related interest rates approximate market rates for similar debt instruments of comparable maturities.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Group uses its valuation processes to decide its valuation policies and procedures and analyse changes in fair value measurements from period to period. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting.

Commitments and contingencies

aa)Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Current expected credit loss

ab)Current expected credit loss

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group has early adopted this ASC Topic 326 and several associated ASUs.

The Group’s cash and cash equivalents, accounts receivable, net investment in sales-type lease, certain other receivables, and other current assets are in scope of ASC Topic 326. The Group’s loan receivables from related parties (entities under common control) are excluded from the scope of ASC Topic 326.

The Group has identified the relevant risk characteristics of its customers and the related cash and cash equivalents, accounts receivable, certain other receivables, amounts due from other related parties, other current assets and other non-current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables and amounts due from related parties with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each reporting date based on the Group’s specific facts and circumstances. As of December 31, 2023 and 2022, the allowance for credit losses of the financial assets was insignificant.

Write-off and recoveries of financial assets

When the Group deems all or a portion of a financial asset to be uncollectible, it will reduce the allowance for current expected credit losses by the same amount as the portion that is being written off.

An instrument is considered to be recoverable when it no longer meets any of the default criteria. The decision whether to incorporate an estimate of expected recoveries depends on supportable factors such as consideration (e.g. cash) in satisfaction of some or all of the amounts it previously wrote off and historical recoveries in the historical data.

Loss per share

ac)Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Financial assets transfered that qualify for sale accounting in accordance with ASC 860

ad) Financial assets transfered that qualify for sale accounting in accordance with ASC 860

US and Canadian market

In connection with the vehicle financing program, the Group sells its receivables to its commercial banking partners. Such transfers are accounted for as sales of receivables with the de-recognition of such receivables from its Consolidated balance sheet as the Group has met all the de-recognition criteria of ASC 860, Transfers and Servicing. The Company does not hold a retained interest in the receivables sold nor is it responsible for the collection and administrative responsibilities of the sold receivables.

Recent accounting pronouncements

ae)Recent accounting pronouncements

Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with accounting standards update, which delays the adoption of these accounting standards until they would apply to private companies.

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

On December 14, 2023, FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions.

This ASU applies to all entities subject to income taxes. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted.

This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted.

ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures

On November 23, 2023, FSAB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted.

ASU 2023-01, Leases (Topic 842): Common Control Arrangements

On March 27, 2023, FASB issued ASU 2023-01, Leases (Topic 842): Common Control Arrangements. The amendments require all companies to amortize leasehold improvements associated with common control leases over the asset’s useful life to the common control group regardless of the lease term and allow private and certain not-for-profit entities to use the written terms and conditions of an agreement to account for common control leases without further assessing the legal enforceability of those terms.

The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance.

The amendments are not expected to have a material impact on the Group.

ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers

In October 2021, FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this Update address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The amendments in this Update require that an acquirer recognizes and measures contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers.

The amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application.

The amendments are currently not expected to have a material impact on the Group’s consolidated financial statements.

ASU 2020-10, Codification Improvements

In October 2020, FASB issued ASU 2020-10, Codification Improvements. The amendments in this Update represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities.

The amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early application of the amendments in this Update is permitted for public business entities for any annual or interim period for which financial statements have not been issued. For all other entities, early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date.

The amendments did not have a material impact on the Group’s consolidated financial statements.